35. Liabilities from Financing Activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net cash flows (used in) from financing activities	R$ (892,173)	R$ (753,189)	R$ 359,673
Net cash flows from operating activities	2,461,076	2,081,869	672,753
Income for the year	296,611	305,669	359,025
Non-Cash Changers
Dividends provisioned through the subsidiary Smiles	238,359	(58,632)
Treasury shares [Member]
Opening balance	(126)	(4,168)
Cash flow		(15,929)
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate variation net
Treasury shares sold		19,971
Gains on change in investment
Interest payments and loan cost
Other
Closing balance		(126)	(4,168)
Shares To Be Issued [Member]
Opening balance	2,818
Cash flow		2,818
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate variation net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other
Closing balance		2,818
Capital Stock [Member]
Opening balance	2,942,612	2,927,184	2,924,492
Cash flow		15,428	2,169
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans
Adjustment to profit
Exchange rate variation net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other			523
Closing balance		2,942,612	2,927,184
Short And Long-Term Indebtedness [Member]
Opening balance	6,443,807	7,105,667	6,379,220
Net cash flows (used in) from financing activities	1,401,125
Net cash flows from operating activities	(444,006)
Cash flow		(536,888)	612,396
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing	164,234	193,506	63,066
Disposal property, plant and equipment		(805,081)
Dividends provisioned through the subsidiary Smiles
Provision for interest on loans		565,854	502,529
Maintenance reserve
Escrow deposit
Initial adoption adjustment - IFRS 16
Gains (losses) recognized in other comprehensive income (loss)
Adjustment to profit
Exchange rate variation net	313,717	1,043,117	68,895
Interest accrued and cost amortization	571,681
Write-offs and Contractual amendment
Other results	(40,717)
Treasury shares sold
Interest payments and loan cost		(481,708)	(505,105)
Other			(15,334)
Closing balance	8,409,841	6,443,807	7,105,667
Leases [Member]
Opening balance	912,145
Net cash flows (used in) from financing activities	(1,617,677)
Net cash flows from operating activities	(23,304)
Non-Cash Changers
Property, plant and equipment acquisition through financing	957,026
Maintenance reserve	(6,498)
Escrow deposit	(476)
Initial adoption adjustment - IFRS 16	5,370,868
Gains (losses) recognized in other comprehensive income (loss)
Adjustment to profit
Exchange rate variation net	241,612
Interest accrued and cost amortization	502,544
Write-offs and Contractual amendment	(283,460)
Other results
Closing balance	6,052,780	912,145
Derivatives [Member]
Opening balance	409,662
Net cash flows (used in) from financing activities	(407,322)
Net cash flows from operating activities	(43,008)
Non-Cash Changers
Maintenance reserve
Escrow deposit
Initial adoption adjustment - IFRS 16
Gains (losses) recognized in other comprehensive income (loss)	(94,527)
Adjustment to profit
Exchange rate variation net	(13,946)
Interest accrued and cost amortization
Write-offs and Contractual amendment
Other results
Other	22,022
Closing balance	(127,119)	409,662
Other Liabilities [Member]
Opening balance	147,239	143,473
Cash flow		(219,493)
Income for the year
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles		238,879
Provision for interest on loans
Adjustment to profit
Exchange rate variation net
Treasury shares sold
Gains on change in investment
Interest payments and loan cost
Other		(15,620)
Closing balance		147,239	143,473
Non-controlling Interests from Smiles [Member]
Opening balance	R$ 480,061	412,013	293,247
Cash flow		875	(238,669)
Income for the year		305,669	359,025
Non-Cash Changers
Property, plant and equipment acquisition through financing
Disposal property, plant and equipment
Dividends provisioned through the subsidiary Smiles		(239,877)
Provision for interest on loans
Adjustment to profit
Exchange rate variation net
Treasury shares sold
Gains on change in investment		561
Interest payments and loan cost
Other		820	(1,590)
Closing balance		R$ 480,061	R$ 412,013